Schedule of Cash Flow Supplemental Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating cash flows for operating leases	$ 262,445	$ 326,542	$ 790,783	$ 1,245,893	$ 1,614,468	$ 532,892
Operating leases						$ 2,196,370